ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade payable and accrued liabilities	$ 6,919	$ 12,825
Wages and benefits liabilities	2,751	2,524
Other payables	128	80
Accounts payable and accrued liabilities	$ 9,798	$ 15,429